                                                      Registration Nos. 33-49098
                                                                       811-06719

              As filed with the Securities and Exchange Commission

                              on December 20, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]


     Post-Effective Amendment No. 51                                         [X]


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No. 52                                                        [X]


                                   BB&T FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                    (Address of principal executive offices)

               Registrant's telephone number, including Area Code:
                                 (800) 228-1872

                                   ----------

                          Keith F. Karlawish, President

                                   BB&T Funds
                     3435 Stelzer Road, Columbus, Ohio 43219
                     (Name and address of agent for service)

                          Copies of communications to:

                             Alan G. Priest, Esquire
                                Ropes & Gray LLP
               One Metro Center, 700 12th Street, N.W., Suite 900
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)


[ ]  on _________ __, ____ pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(i)

[ ]  on _________ __, ____ pursuant to paragraph (a)(i)

[ ]  75 days after filing pursuant to paragraph (a)(ii)

[ ]  on [ ] pursuant to paragraph (b)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

Part A and Part B are incorporated by reference to Registrant's Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, filed December 18, 2006 (the "Registration Statement"). This amendment is being filed solely to replace Part C to the Registration Statement.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) (1) Amended and Restated Agreement and Declaration of Trust dated May 17, 1999 is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).


(b) (1) Bylaws, Amended and Restated November 21, 2006 are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).


(c) (1) Article III, Article V, Article VIII, Section 4, and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Declaration of Trust dated August 18, 1992, is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (filed March 24, 1993).

     (2) Article 9, Article 10, Section 6, Article 11 of the By-laws responsive to this item is incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

(d) (1) Amended and Restated Investment Advisory Agreement between the Registrant and BB&T Asset Management, Inc. dated May 23, 2003 is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (filed November 26, 2003).

     (2) Form of Revised Schedule A to Investment Advisory Agreement is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

     (3) Form of Sub-Advisory Contract between BB&T Asset Management, Inc. and UBS Global Asset Management (Americas) Inc. is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (filed April 30, 2003).

     (4) Sub-Advisory Agreement between BB&T Asset Management, Inc. (formerly BB&T Asset Management LLC) and Federated Investment Management Company dated February 1, 2001, including Schedules 1, 2, and 3, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

     (5) Sub-Advisory Agreement between BB&T Asset Management, Inc. and Scott & Stringfellow, Inc., including Schedule A is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

     (6) Sub-Advisory Agreement between BB&T Asset Management, Inc. and Sterling Capital Management LLC, including Schedule A is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

     (7) Form of Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC, including Schedule A is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (filed May 15, 2006).

(e) (1) Distribution Agreement between the Registrant and BB&T Funds Distributor, Inc. dated November 1, 2005 including Schedules A, B, C, and D is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

     (2) Form of Amended Distribution Agreement between the Registrant and BISYS Fund Services LP including Schedules A, B, C and D is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).


     (3) Form of Underwriting Agreement between the Registrant and PFPC Distributors, Inc. is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).


(f)   Not applicable.

(g) (1) Custody Agreement between the Registrant and Branch Banking and Trust Company dated February 1, 2001 is incorporated by reference to Exhibit
          (f)(1) to Post-Effective Amendment No. 29 to the Registration Statement on From N-1A (filed November 15, 2002).

     (2) Custody Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

     (3) Form of Foreign Custody Manager Agreement and the Amendment to the Foreign Custody Manager Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (filed July 23, 2001).

     (4) Custody Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (f)(3) to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on Form N-1A (filed July 23, 2001).

     (5) Form of Custody Agreement between the Registrant and Investor's Bank & Trust Company is incorporated by reference to Exhibit (f)(5) to Post-Effective Amendment No. 21 to the Registration Statement on

          Form N-1A (filed November 17, 2000).


     (6) Custody Agreement between the Registrant and US Bank dated August 1, 2006 is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).


(h) (1) Administration Agreement between the Registrant and BB&T Asset Management, Inc. dated February 1, 2005 including Schedule A is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

     (2) Form of Sub-Administration Agreement between BISYS Fund Services LP and BB&T Asset Management, Inc. including Schedules A and B is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (filed on January 31, 2005).

     (3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (filed March 1, 2001).

          (i) Form of Schedule A to the Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

          (ii) Form of Amendment to Transfer Agency Agreement is incorporated by reference to Exhibit (h)(3)(ii) to Post- Effective Amendment No. 39 to the Registration Statement on Form N-1A (filed January 31,
               2005).

          (iii) Form of Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated February 1, 2005 is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (filed January 31, 2005).

     (4) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (filed March 1, 2001).

          (i) Form of Revised Schedule A to the Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

          (ii) Form of Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated February 1, 2005 is incorporated by reference to Exhibit (h)(4)(ii) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (filed January 31, 2005).

     (5) Form of Sub-Accounting Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation dated September 10, 2002 is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

          (i) Form of Schedule A to the Sub-Accounting Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation is incorporated by reference to Exhibit
               (h)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

     (6) License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

     (7) Form of Shareholder Servicing Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation dated September 10, 2002 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

          (i) Form of Schedule A to the Shareholder Servicing Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

     (8) Form of Compliance Services Agreement between BB&T Funds and BISYS Fund Services Limited Partnership including Schedule A is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (filed January 31, 2005).

     (9) Distribution Services Agreement between BB&T Asset Management, Inc. and BB&T Funds Distributors, Inc. dated November 1, 2005 is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

     (10) Form of Distribution Services Agreement between BB&T Asset Management, Inc. and BISYS Fund Services, L.P. is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

     (11) Form of Sub-Administration Services Agreement between BB&T Asset Management, Inc. and PFPC Inc. is incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

     (12) Form of Transfer Agency and Blue Sky Services Agreement between Registrant and PFPC Inc. is incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

     (13) Form of Accounting Services Agreement between Registrant and PFPC Inc. is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

     (14) Form of Compliance Support Services Agreement between Registrant and PFPC Inc. is incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

(i)  (1)  Opinion of Ropes & Gray LLP is incorporated by reference to
          Exhibit (i)(1) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

(j)  (1)  Consent of Ropes & Gray LLP is incorporated by reference to
          Exhibit (j)(1) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

(j) (2) Consent of KPMG LLP is incorporated by reference to Exhibit (j)(2) to Post-Effective Amendment No. 50 to the Registration Statement on
          Form N-1A (filed December 18, 2006).


(k)  Not applicable.

(l) Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

(m) (1) Form of Amended and Restated Distribution and Shareholder Services Plan as Amended November 9, 2000 between the Registrant and BISYS Fund Services Limited Partnership is incorporated by reference to Exhibit
          (l)(1) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (filed March 1, 2001).

     (2) Form of Servicing Agreement with respect to Shareholder Services between Branch Banking and Trust Company and BISYS Retirement Services, Inc. (formerly Universal Pensions, Inc.) is incorporated by reference to Exhibit (l)(2) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

     (3) Form of Revised Schedule A to the Servicing Agreement with Branch Banking and Trust Company and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (l)(3) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (filed March 1, 2001).

(n) (1) Multiple Class Plan is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (filed May 15, 2006).

(p) (1) Code of Ethics for BB&T Funds dated November 8, 1994 and amended February 11, 2000 is incorporated by reference to Exhibit (n)(1) to

          Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

     (2) Code of Ethics for BB&T Asset Management, Inc. is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A (filed April 28, 2006).

     (3) Code of Ethics for UBS Global Asset Management (Americas) Inc. is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

     (4) Code of Ethics for Federated Investment Management Company is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (filed April 29, 2005).

     (5) Code of Ethics for Scott & Stringfellow, Inc. is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

     (6) Code of Ethics for Sterling Capital Management dated September 27, 2004 is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

     (7) Code of Ethics for BISYS Fund Services dated January 1, 2006 is incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A (filed July 28, 2006).


     (8) Code of Conduct for PFPC Distributors, Inc. dated April 20, 2001 is incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).


Item 24. Persons Controlled By or Under Common Control with Registrant

     None.

Item 25. Indemnification

     Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

     "Trustees, Officers, etc.

     Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     Compromise Payment

     Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Indemnification for the Group's principal underwriter is provided for in the Distribution Agreement incorporated herein by reference as Exhibit 6(a).

     In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $3,000,000.

Item 26. Business and Other Connections of Investment Adviser

     BB&T Asset Management, Inc. ("BB&T Asset Management" or the "Adviser") is the adviser for the Funds. BB&T Asset Management, located at 434 Fayetteville Street Mall, Raleigh, NC 27601, is a wholly-owned subsidiary of BB&T Corporation ("BB&T"), a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2005, BB&T had assets of approximately $109.2 billion. Through its subsidiaries, BB&T operates over 1,400 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

     In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years. BB&T Asset Management currently manages discretionary assets of more than $16 billion.

     Set forth below is information as to any other business, profession, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries of the parent corporation of BB&T) in which each director or senior officer of BB&T Asset Management, Inc. is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partners, or trustee.

NAME AND POSITION WITH BB&T ASSET       OTHER BUSINESS, PROFESSION, VOCATION, OR
MANAGEMENT                              EMPLOYMENT
---------------------------------       ----------------------------------------
Jeffrey Schappe, Chief Investment       CIO at Citizens Advisors from 5/01-4/04
Officer (CIO)

Item 27. Principal Underwriters.

     Item 27(a) BB&T Funds Distributor, Inc. (BB&TFD or the "Distributor") acts as principal underwriter for the following investment companies:

     BB&T Funds

BB&TFD is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BB&TFD's main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BB&TFD is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

     Item 27(b) Information about Directors and Officers of BB&TFD is as follows:

       Name          Position with Underwriter            Position with Fund
       ----          -------------------------            ------------------
Brian K. Bey         President and Director                      None
Elliott Dobin        Secretary                                   None
Linda C. Carley      Chief Compliance Officer                    None
Wayne A. Rose        Assistant Chief Compliance Officer          None
James E. (Ed) Pike   Financial and Operations Principal          None


Item 27(c). Not Applicable.

Item 27 (a) PFPC Distributors, Inc. ("the Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of December 1, 2006, the Distributor acted as principal underwriter for the following investment companies:

                  AFBA 5 Star Funds, Inc.
                  Aston Funds
                  Atlantic Whitehall Funds Trust
                  CRM Mutual Fund Trust
                  E.I.I. International Property Fund
                  E.I.I. Realty Securities
                  GuideStone Funds
                  Highland Floating Rate Fund
                  Highland Floating Rate Advantage Fund
                  Kalmar Pooled Investment Trust
                  Matthews Asian Funds
                  Metropolitan West Funds
                  New Alternatives Fund
                  Old Westbury Funds
                  The RBB Fund, Inc.
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  Van Wagoner Funds
                  Wilshire Mutual Funds, Inc.
                  Wilshire Variable Insurance Trust

         Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                  ABN AMRO Funds

         Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                  BlackRock Funds
                  BlackRock Bond Allocation Target Shares
                  BlackRock Liquidity Funds
                  International Dollar Reserve Fund I, Ltd.



         Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                  MGI Funds

         Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

                  Northern Funds
                  Northern Institutional Funds


Item 27  (b) The Distributor is a Massachusetts corporation located at
         301 Bellevue Parkway, Wilmington, DE 19809. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.


         The following is a list of the directors and executive officers of the
Distributor:

              Name                      Position(s) with Distributor
              ----                      ----------------------------

              Brian Burns               Chairman; Director;
                                        President; Chief Executive Officer

              Michael Denofrio          Director
              Nicholas Marsini          Director

              Rita G. Adler             Chief Compliance Officer
              John Munera               Anti-Money Laundering Officer
              Jodi Jamison              Chief Legal Officer
              Bradley A. Stearns        Secretary; Clerk
              Julie Bartos              Assistant Secretary; Assistant Clerk
              Amy Brennan               Assistant Secretary; Assistant Clerk

              Craig Stokarski           Treasurer; Chief Financial Officer;
                                        Financial & Operations Principal
              Maria Schaffer            Assistant Treasurer; Controller

              Bruno Di Stefano          Vice President
              Susan K. Moscaritolo      Vice President

Item 27  (c) Not Applicable

Item 28. Location of Accounts and Records

     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

     (1)  BB&T Funds
          3435 Stelzer Road
          Columbus, Ohio 43219
          Attention: Secretary
          (Registrant)

     (2)  BB&T Asset Management, Inc.
          434 Fayetteville Street Mall
          Raleigh, North Carolina 27601
          Attention: Trust Investments
          (Investment Adviser and Administrator)

     (3)  UBS Global Asset Management
          51 W. 52nd Street
          New York, New York 10019
          (Investment Sub-Adviser to the International Equity Fund)

     (4)  Federated Investors, Inc.
          Federated Investors Tower
          1001 Liberty Avenue
          Pittsburgh, PA 15222-3779
          (Investment Sub-Adviser to the Prime Money Market Fund and National Tax-Free Money Market Fund)

     (5)  Scott & Stringfellow
          909 E. Main Street
          Richmond, Virginia 23219
          (Investment Sub-Adviser to the Special Opportunities Equity and Equity Income Funds)

     (6)  Sterling Capital Management
          Two Morrocroft Centre
          4064 Colony Rd., Suite 300
          Charlotte, NC 28211
          (Investment Adviser to the Sterling Capital Small Cap Value Fund and Investment Sub-Adviser to the Mid Cap Value Fund and the Total Return Bond Fund)

     (7)  BISYS Fund Services LP
          3435 Stelzer Road
          Columbus, Ohio 43219
          (Former Distributor, Former Administrator and current
          Sub-Administrator)

     (8)  BB&T Funds Distributor, Inc.
          100 Summer Street, Suite 1500
          Boston, MA 02110
          (Distributor)

     (9)  U.S. Bank National Association
          425 Walnut Street, M.L. CN-OH-W6TC
          Cincinnati, OH 45202
          (Custodian)

     (10)  Branch Banking and Trust Company
          434 Fayetteville Street Mall
          Raleigh, NC 27601
          (Former Custodian)

     (11)  BISYS Fund Services Ohio, Inc.
          3435 Stelzer Road
          Columbus, Ohio 43219
          (Transfer and Shareholder Servicing Agent, Provider of Fund Accounting Services)

     (12) Bank of New York
          90 Washington Street, 22nd Floor
          New York, NY 10286
          (Custodian to the International Equity Fund)

     (13) State Street Bank and Trust Company
          2 Avenue de LaFayette
          LCC-5th Floor
          Boston, Massachusetts 02111
          (Custodian to the Prime Money Market Fund)

     (14) Investor's Bank & Trust
          John Hancock Tower
          200 Clarendon Street
          Boston, Massachusetts 02117-9130
          (Custodian and Fund Accountant for Equity Index Fund)

     (15) Ropes & Gray LLP
          One Metro Center, 700 12th Street, N.W., Suite 900
          Washington, D.C. 20005-3948
          (Declaration of Trust, Bylaws, Minutes Book)

     (16) PFPC Inc.
          301 Bellevue Parkway
          Wilmington, Delaware 19809
          (Fund Accountant, Transfer Agent, and Sub-Administrator for the Sterling Capital Small Cap Value Fund)

     (17) PFPC Distributors, Inc.
          301 Bellevue Parkway
          Wilmington, Delaware 19809
          (Distributor for the Sterling Capital Small Cap Value Fund)

Item 29. Management Services

     None.

Item 30. Undertakings

     The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

     The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust, as amended, of the BB&T Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 51 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on this 20th day of December 2006.


BB&T FUNDS


/s/ Keith F. Karlawish
-------------------------------------
*Keith F. Karlawish
President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 51 has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                    Title           Date
              ---------                 ----------   ----------------


/s/ Keith F. Karlawish                  President/   December 20, 2006
-------------------------------------   Trustee
*Keith F. Karlawish


/s/ James L. Roberts                    Trustee      December 20, 2006
-------------------------------------
*James L. Roberts


/s/ Thomas W. Lambeth                   Trustee      December 20, 2006
-------------------------------------
*Thomas W. Lambeth


/s/ Andrew J. McNally                   Treasurer    December 20, 2006
-------------------------------------
*Andrew J. McNally


/s/ Douglas R. Van Scoy                 Trustee      December 20, 2006
-------------------------------------
*Douglas R. Van Scoy


/s/ Drew T. Kagan                       Trustee      December 20, 2006
-------------------------------------
*Drew T. Kagan



/s/ Laura C. Bingham                    Trustee      December 20, 2006
-------------------------------------
*Laura C. Bingham



By: /s/ Alan G. Priest
    ---------------------------------
    Alan G. Priest

*By Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY

Keith F. Karlawish, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: February 3, 2005                 /s/ Keith F. Karlawish
                                        ----------------------------------------
                                        Keith F. Karlawish

                                POWER OF ATTORNEY

Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: May 30, 2002                         /s/ Laura C. Bingham
                                            ------------------------------------
                                            Laura C. Bingham

                                POWER OF ATTORNEY

Thomas W. Lambeth, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: May 30, 2002                     /s/ Thomas W. Lambeth
                                        ----------------------------------------
                                        Thomas W. Lambeth

                                POWER OF ATTORNEY
                                December 19, 2006


Andrew J. McNally, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, Alexandra Oprescu and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Small Cap Value Fund, a series of BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A on behalf of Sterling Capital Small Cap Value Fund pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Sterling Capital Small Cap Value Fund, a series of the Trust, any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



                                                     /s/ Andrew J. McNally
                                                     -------------------------
                                                     Andrew J. McNally

                                POWER OF ATTORNEY

Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: May 30, 2002                     /s/ Drew T. Kagan
                                        ----------------------------------------
                                        Drew T. Kagan

                                POWER OF ATTORNEY

Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 21, 2004                    /s/ Douglas R. Van Scoy
                                        ----------------------------------------
                                        Douglas R. Van Scoy

                                POWER OF ATTORNEY

James L. Roberts, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: November 24, 2004                /s/ James L. Roberts
                                        ----------------------------------------
                                        James L. Roberts